PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)

Common Stocks – 31.9% of Net Assets
	Aerospace & Defense – 0.7%
31	AAR Corp.(a)	$1,636
9	Axon Enterprise, Inc.(a)	1,897
84	Boeing Co.(a)	17,370
7	L3Harris Technologies, Inc.	1,366
5	Lockheed Martin Corp.	2,322
12	Moog, Inc., Class A	1,081
21	Raytheon Technologies Corp.	2,098

		27,770

	Air Freight & Logistics – 0.3%
53	Expeditors International of Washington, Inc.	6,034
4	FedEx Corp.	911
33	GXO Logistics, Inc.(a)	1,753
14	United Parcel Service, Inc., Class B	2,517

		11,215

	Automobile Components – 0.4%
7	Aptiv PLC(a)	720
120	BorgWarner, Inc.	5,776
90	Dana, Inc.	1,331
55	Magna International, Inc.	2,869
35	Mobileye Global, Inc., Class A(a)	1,317
12	Visteon Corp.(a)	1,685

		13,698

	Automobiles – 0.5%
238	General Motors Co.	7,864
69	Tesla, Inc.(a)	11,337
12	Thor Industries, Inc.	948

		20,149

	Banks – 1.5%
55	Ameris Bancorp	1,843
289	Bank of America Corp.	8,462
160	Citigroup, Inc.	7,531
20	Citizens Financial Group, Inc.	619
38	East West Bancorp, Inc.	1,964
96	First Financial Bancorp	1,987
283	FNB Corp.	3,249
209	Fulton Financial Corp.	2,493
44	Huntington Bancshares, Inc.	493
56	International Bancshares Corp.	2,390
45	JPMorgan Chase & Co.	6,221
36	KeyCorp	405
18	PNC Financial Services Group, Inc.	2,344
27	Regions Financial Corp.	493
200	Truist Financial Corp.	6,516
82	Trustmark Corp.	1,959

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
29	U.S. Bancorp	$994
50	Webster Financial Corp.	1,865
200	Wells Fargo & Co.	7,950

		59,778

	Beverages – 0.6%
10	Boston Beer Co., Inc., Class A(a)	3,175
35	Coca-Cola Co.	2,246
33	Keurig Dr Pepper, Inc.	1,079
244	Monster Beverage Corp.(a)	13,664
7	PepsiCo, Inc.	1,336

		21,500

	Biotechnology – 0.7%
11	AbbVie, Inc.	1,662
43	Alnylam Pharmaceuticals, Inc.(a)	8,566
4	Amgen, Inc.	959
2	Biogen, Inc.(a)	608
7	BioMarin Pharmaceutical, Inc.(a)	672
49	CRISPR Therapeutics AG(a)	2,398
15	Gilead Sciences, Inc.	1,233
26	Halozyme Therapeutics, Inc.(a)	835
13	Incyte Corp.(a)	967
14	Neurocrine Biosciences, Inc.(a)	1,415
10	Regeneron Pharmaceuticals, Inc.(a)	8,018
5	United Therapeutics Corp.(a)	1,151
1	Vertex Pharmaceuticals, Inc.(a)	341

		28,825

	Broadline Retail – 1.2%
39	Alibaba Group Holding Ltd., ADR(a)	3,303
346	Amazon.com, Inc.(a)	36,486
106	eBay, Inc.	4,922
60	Macy’s, Inc.	980

		45,691

	Building Products – 0.5%
17	Builders FirstSource, Inc.(a)	1,611
9	Carlisle Cos., Inc.	1,943
18	Carrier Global Corp.	753
70	Fortune Brands Innovations, Inc.	4,528
6	Lennox International, Inc.	1,691
97	Masco Corp.	5,191
98	MasterBrand, Inc.(a)	791
19	Owens Corning	2,029
17	Trex Co., Inc.(a)	929

		19,466

	Capital Markets – 1.9%
132	Bank of New York Mellon Corp.	5,622
1	BlackRock, Inc.	671

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
7	Cboe Global Markets, Inc.	$978
119	Charles Schwab Corp.	6,217
10	CME Group, Inc.	1,858
12	FactSet Research Systems, Inc.	4,940
20	Goldman Sachs Group, Inc.	6,869
78	Intercontinental Exchange, Inc.	8,497
44	Janus Henderson Group PLC	1,142
171	KKR & Co., Inc.	9,075
12	Moody’s Corp.	3,757
16	Morgan Stanley	1,439
10	MSCI, Inc.	4,824
5	Northern Trust Corp.	391
6	S&P Global, Inc.	2,175
74	SEI Investments Co.	4,359
93	State Street Corp.	6,720
5	T. Rowe Price Group, Inc.	562
8	Virtus Investment Partners, Inc.	1,458

		71,554

	Chemicals – 0.3%
2	Air Products & Chemicals, Inc.	589
8	DuPont de Nemours, Inc.	558
5	Ecolab, Inc.	839
24	HB Fuller Co.	1,588
17	Innospec, Inc.	1,728
7	Linde PLC	2,586
31	Livent Corp.(a)	677
20	Minerals Technologies, Inc.	1,185
3	Sherwin-Williams Co.	713
11	Stepan Co.	1,014

		11,477

	Commercial Services & Supplies – 0.1%
12	MSA Safety, Inc.	1,557
5	Waste Management, Inc.	830

		2,387

	Communications Equipment – 0.1%
29	Ciena Corp.(a)	1,335
10	F5, Inc.(a)	1,344
16	Lumentum Holdings, Inc.(a)	772

		3,451

	Construction & Engineering – 0.1%
46	AECOM	3,820

	Construction Materials – 0.1%
4	Martin Marietta Materials, Inc.	1,453
10	Vulcan Materials Co.	1,751

		3,204

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.6%
264	Ally Financial, Inc.	$6,964
42	American Express Co.	6,776
88	Capital One Financial Corp.	8,563
18	Synchrony Financial	531

		22,834

	Consumer Staples Distribution & Retail – 0.4%
24	BJ’s Wholesale Club Holdings, Inc.(a)	1,833
4	Costco Wholesale Corp.	2,013
88	Kroger Co.	4,279
41	Sprouts Farmers Market, Inc.(a)	1,421
11	Target Corp.	1,735
18	Walgreens Boots Alliance, Inc.	635
23	Walmart, Inc.	3,472

		15,388

	Containers & Packaging – 0.1%
7	Ball Corp.	372
40	Sonoco Products Co.	2,425

		2,797

	Distributors – 0.0%
6	Genuine Parts Co.	1,010

	Diversified Consumer Services – 0.1%
15	Grand Canyon Education, Inc.(a)	1,780
30	Service Corp. International	2,106

		3,886

	Diversified REITs – 0.0%
99	American Assets Trust, Inc.	1,802

	Diversified Telecommunication Services – 0.3%
195	AT&T, Inc.	3,446
64	Frontier Communications Parent, Inc.(a)	1,442
32	Iridium Communications, Inc.	2,031
120	Verizon Communications, Inc.	4,660

		11,579

	Electric Utilities – 0.2%
31	American Electric Power Co., Inc.	2,865
39	Eversource Energy	3,027
21	Exelon Corp.	891
26	FirstEnergy Corp.	1,035
16	IDACORP, Inc.	1,778

		9,596

	Electrical Equipment – 0.3%
15	Eaton Corp. PLC	2,507
23	Emerson Electric Co.	1,915
11	Hubbell, Inc.	2,963
13	Regal Rexnord Corp.	1,692
3	Rockwell Automation, Inc.	850

		9,927

Shares	Description	Value (†)

Common Stocks – continued
	Electronic Equipment, Instruments & Components – 0.4%
24	Advanced Energy Industries, Inc.	$2,076
11	Amphenol Corp., Class A	830
48	Avnet, Inc.	1,981
31	Cognex Corp.	1,478
11	Corning, Inc.	365
7	Keysight Technologies, Inc.(a)	1,013
120	Knowles Corp.(a)	2,026
6	Littelfuse, Inc.	1,453
37	TE Connectivity Ltd.	4,528
2	Teledyne Technologies, Inc.(a)	829
2	Zebra Technologies Corp., Class A(a)	576

		17,155

	Energy Equipment & Services – 0.1%
28	Baker Hughes Co.	819
54	ChampionX Corp.	1,462
105	NOV, Inc.	1,759
16	Schlumberger NV	789

		4,829

	Entertainment – 1.2%
32	Activision Blizzard, Inc.(a)	2,487
11	Electronic Arts, Inc.	1,400
47	Netflix, Inc.(a)	15,507
39	Take-Two Interactive Software, Inc.(a)	4,847
149	Walt Disney Co.(a)	15,272
416	Warner Bros. Discovery, Inc.(a)	5,662

		45,175

	Financial Services – 1.2%
55	Block, Inc.(a)	3,343
56	Fiserv, Inc.(a)	6,839
4	FleetCor Technologies, Inc.(a)	856
30	Global Payments, Inc.	3,381
4	Jack Henry & Associates, Inc.	653
3	Mastercard, Inc., Class A	1,140
195	MGIC Investment Corp.	2,900
77	PayPal Holdings, Inc.(a)	5,852
67	Visa, Inc., Class A	15,593
43	Voya Financial, Inc.	3,289
8	WEX, Inc.(a)	1,419

		45,265

	Food Products – 0.5%
23	Campbell Soup Co.	1,249
37	Conagra Brands, Inc.	1,404
21	Darling Ingredients, Inc.(a)	1,251

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
19	General Mills, Inc.	$1,684
5	Hershey Co.	1,365
38	Hormel Foods Corp.	1,537
16	Ingredion, Inc.	1,698
7	J.M. Smucker Co.	1,081
27	Kellogg Co.	1,884
25	Kraft Heinz Co.	982
15	McCormick & Co., Inc.	1,318
42	Mondelez International, Inc., Class A	3,222

		18,675

	Gas Utilities – 0.1%
43	New Jersey Resources Corp.	2,221
17	ONE Gas, Inc.	1,308

		3,529

	Ground Transportation – 0.3%
51	CSX Corp.	1,563
5	J.B. Hunt Transport Services, Inc.	876
9	Norfolk Southern Corp.	1,827
12	Ryder System, Inc.	950
6	Saia, Inc.(a)	1,787
91	Uber Technologies, Inc.(a)	2,826
5	Union Pacific Corp.	978

		10,807

	Health Care Equipment & Supplies – 0.6%
22	Abbott Laboratories	2,430
2	Align Technology, Inc.(a)	651
21	Baxter International, Inc.	1,001
6	Becton Dickinson & Co.	1,586
1	Cooper Cos., Inc.	381
10	Edwards Lifesciences Corp.(a)	880
4	GE HealthCare Technologies, Inc.(a)	325
16	Globus Medical, Inc., Class A(a)	930
12	Haemonetics Corp.(a)	1,005
13	Intuitive Surgical, Inc.(a)	3,916
30	LeMaitre Vascular, Inc.	1,620
31	Medtronic PLC	2,819
6	Penumbra, Inc.(a)	1,705
5	Shockwave Medical, Inc.(a)	1,451
3	Stryker Corp.	899
1	Teleflex, Inc.	273

		21,872

	Health Care Providers & Services – 0.6%
25	Acadia Healthcare Co., Inc.(a)	1,807
8	Centene Corp.(a)	552
4	Chemed Corp.	2,205
7	Cigna Group	1,773
27	CVS Health Corp.	1,979

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
2	Elevance Health, Inc.	$937
15	Encompass Health Corp.	962
17	HCA Healthcare, Inc.	4,885
14	Henry Schein, Inc.(a)	1,131
1	Humana, Inc.	531
3	Laboratory Corp. of America Holdings	680
41	Select Medical Holdings Corp.	1,251
23	Tenet Healthcare Corp.(a)	1,686
6	UnitedHealth Group, Inc.	2,953

		23,332

	Health Care REITs – 0.1%
114	Physicians Realty Trust	1,644
10	Ventas, Inc.	480

		2,124

	Health Care Technology – 0.3%
172	Doximity, Inc., Class A(a)	6,321
28	Veeva Systems, Inc., Class A(a)	5,014

		11,335

	Hotel & Resort REITs – 0.0%
30	Host Hotels & Resorts, Inc.	485

	Hotels, Restaurants & Leisure – 1.1%
4	Booking Holdings, Inc.(a)	10,745
20	Hilton Worldwide Holdings, Inc.	2,880
18	Marriott Vacations Worldwide Corp.	2,422
11	McDonald’s Corp.	3,253
9	Norwegian Cruise Line Holdings Ltd.(a)	120
84	Starbucks Corp.	9,600
39	Travel & Leisure Co.	1,493
6	Wingstop, Inc.	1,201
80	Yum China Holdings, Inc.	4,895
32	Yum! Brands, Inc.	4,499

		41,108

	Household Durables – 0.4%
8	DR Horton, Inc.	879
50	KB Home	2,191
19	Meritage Homes Corp.	2,433
99	PulteGroup, Inc.	6,648
49	Taylor Morrison Home Corp.(a)	2,111

		14,262

	Household Products – 0.3%
19	Church & Dwight Co., Inc.	1,845
14	Colgate-Palmolive Co.	1,117
58	Energizer Holdings, Inc.	1,939
39	Procter & Gamble Co.	6,099

		11,000

Shares	Description	Value (†)

Common Stocks – continued
	Independent Power & Renewable Electricity Producers – 0.0%
68	AES Corp.	$1,609

	Industrial Conglomerates – 0.2%
22	3M Co.	2,337
22	General Electric Co.	2,177
19	Honeywell International, Inc.	3,797

		8,311

	Industrial REITs – 0.0%
12	Prologis, Inc.	1,503

	Insurance – 0.8%
5	Allstate Corp.	579
95	American International Group, Inc.	5,039
6	Assurant, Inc.	739
7	Chubb Ltd.	1,411
28	First American Financial Corp.	1,613
17	Hanover Insurance Group, Inc.	2,032
20	Hartford Financial Services Group, Inc.	1,420
7	Marsh & McLennan Cos., Inc.	1,261
13	Prudential Financial, Inc.	1,131
35	Reinsurance Group of America, Inc.	4,981
23	Selective Insurance Group, Inc.	2,216
13	Travelers Cos., Inc.	2,355
29	Willis Towers Watson PLC	6,716

		31,493

	Interactive Media & Services – 1.8%
135	Alphabet, Inc., Class A(a)	14,491
200	Alphabet, Inc., Class C(a)	21,644
111	Meta Platforms, Inc., Class A(a)	26,676
171	Pinterest, Inc., Class A(a)	3,933
44	Yelp, Inc.(a)	1,316

		68,060

	IT Services – 0.2%
8	Accenture PLC, Class A	2,242
28	Cognizant Technology Solutions Corp., Class A	1,672
8	International Business Machines Corp.	1,011
80	Shopify, Inc., Class A(a)	3,876
3	VeriSign, Inc.(a)	666

		9,467

	Leisure Products – 0.1%
83	Mattel, Inc.(a)	1,494
29	YETI Holdings, Inc.(a)	1,144

		2,638

	Life Sciences Tools & Services – 0.2%
6	Agilent Technologies, Inc.	813
27	Illumina, Inc.(a)	5,550
8	Repligen Corp.(a)	1,213

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – continued
3	Thermo Fisher Scientific, Inc.	$1,665
1	West Pharmaceutical Services, Inc.	361

		9,602

	Machinery – 0.8%
13	AGCO Corp.	1,611
4	Caterpillar, Inc.	875
5	Cummins, Inc.	1,175
6	Deere & Co.	2,268
10	Dover Corp.	1,462
18	Fortive Corp.	1,136
46	Graco, Inc.	3,647
3	Illinois Tool Works, Inc.	726
28	ITT, Inc.	2,364
21	Oshkosh Corp.	1,607
30	PACCAR, Inc.	2,241
19	Parker-Hannifin Corp.	6,173
31	SPX Technologies, Inc.(a)	1,974
27	Terex Corp.	1,204
25	Toro Co.	2,606

		31,069

	Media – 0.6%
1	Cable One, Inc.	758
14	Charter Communications, Inc., Class A(a)	5,162
174	Comcast Corp., Class A	7,198
72	Interpublic Group of Cos., Inc.	2,573
40	Liberty Broadband Corp., Class C(a)	3,391
30	New York Times Co., Class A	1,193
25	Omnicom Group, Inc.	2,264
34	Paramount Global, Class B	793

		23,332

	Metals & Mining – 0.2%
30	Alcoa Corp.	1,114
86	Cleveland-Cliffs, Inc.(a)	1,323
28	Commercial Metals Co.	1,307
9	Newmont Corp.	427
8	Reliance Steel & Aluminum Co.	1,982

		6,153

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
130	Invesco Mortgage Capital, Inc.	1,379
79	KKR Real Estate Finance Trust, Inc.	849

		2,228

	Multi-Utilities – 0.1%
19	Consolidated Edison, Inc.	1,871
7	DTE Energy Co.	787
6	WEC Energy Group, Inc.	577

		3,235

Shares	Description	Value (†)

Common Stocks – continued
	Office REITs – 0.2%
203	Brandywine Realty Trust	$798
95	Corporate Office Properties Trust	2,175
69	Douglas Emmett, Inc.	889
92	Easterly Government Properties, Inc.	1,294
107	Highwoods Properties, Inc.	2,452
30	Kilroy Realty Corp.	877

		8,485

	Oil, Gas & Consumable Fuels – 1.0%
131	Antero Midstream Corp.	1,409
34	Antero Resources Corp.(a)	782
153	APA Corp.	5,638
12	Chevron Corp.	2,023
94	CNX Resources Corp.(a)	1,460
69	ConocoPhillips	7,099
64	EOG Resources, Inc.	7,646
29	Exxon Mobil Corp.	3,432
26	HF Sinclair Corp.	1,147
110	Kinder Morgan, Inc.	1,886
19	ONEOK, Inc.	1,243
15	Phillips 66	1,485
48	Range Resources Corp.	1,270
183	Southwestern Energy Co.(a)	950
6	Valero Energy Corp.	688
38	Williams Cos., Inc.	1,150

		39,308

	Passenger Airlines – 0.1%
45	Alaska Air Group, Inc.(a)	1,955
54	Delta Air Lines, Inc.(a)	1,853
134	JetBlue Airways Corp.(a)	957

		4,765

	Personal Care Products – 0.0%
3	Estee Lauder Cos., Inc., Class A	740

	Pharmaceuticals – 0.8%
28	Bristol-Myers Squibb Co.	1,870
4	Eli Lilly & Co.	1,583
11	Jazz Pharmaceuticals PLC(a)	1,545
36	Johnson & Johnson	5,893
28	Merck & Co., Inc.	3,233
36	Novartis AG, ADR	3,693
31	Novo Nordisk AS, ADR	5,180
26	Perrigo Co. PLC	967
47	Pfizer, Inc.	1,828
91	Roche Holding AG, ADR	3,569
17	Zoetis, Inc.	2,988

		32,349

Shares	Description	Value (†)

Common Stocks – continued
	Professional Services – 0.4%
4	Automatic Data Processing, Inc.	$880
11	Concentrix Corp.	1,062
20	Equifax, Inc.	4,167
16	Exponent, Inc.	1,473
22	Korn Ferry	1,056
10	Leidos Holdings, Inc.	933
13	ManpowerGroup, Inc.	984
5	Paychex, Inc.	549
3	Paycom Software, Inc.(a)	871
9	Paylocity Holding Corp.(a)	1,740

		13,715

	Real Estate Management & Development – 0.2%
100	CBRE Group, Inc., Class A(a)	7,666
10	Jones Lang LaSalle, Inc.(a)	1,390

		9,056

	Residential REITs – 0.1%
7	AvalonBay Communities, Inc.	1,263
11	Camden Property Trust	1,210
27	Equity Residential	1,708

		4,181

	Retail REITs – 0.2%
157	Brixmor Property Group, Inc.	3,349
56	National Retail Properties, Inc.	2,436
6	Simon Property Group, Inc.	680

		6,465

	Semiconductors & Semiconductor Equipment – 1.4%
28	Advanced Micro Devices, Inc.(a)	2,502
14	Analog Devices, Inc.	2,518
3	Broadcom, Inc.	1,880
12	Cirrus Logic, Inc.(a)	1,030
86	Intel Corp.	2,671
30	Lattice Semiconductor Corp.(a)	2,391
15	Micron Technology, Inc.	965
89	NVIDIA Corp.	24,697
10	Qorvo, Inc.(a)	921
53	QUALCOMM, Inc.	6,190
9	Silicon Laboratories, Inc.(a)	1,254
15	Synaptics, Inc.(a)	1,328
16	Texas Instruments, Inc.	2,675
10	Universal Display Corp.	1,335
16	Wolfspeed, Inc.(a)	745

		53,102

	Software – 2.8%
19	Adobe, Inc.(a)	7,174
6	ANSYS, Inc.(a)	1,884
5	Aspen Technology, Inc.(a)	885

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
50	Autodesk, Inc.(a)	$9,740
5	Cadence Design Systems, Inc.(a)	1,047
7	Ceridian HCM Holding, Inc.(a)	444
33	Dynatrace, Inc.(a)	1,395
4	Intuit, Inc.	1,776
106	Microsoft Corp.	32,570
199	Oracle Corp.	18,849
11	Qualys, Inc.(a)	1,242
4	Roper Technologies, Inc.	1,819
82	Salesforce, Inc.(a)	16,266
2	ServiceNow, Inc.(a)	919
11	SPS Commerce, Inc.(a)	1,620
2	Synopsys, Inc.(a)	743
2	Tyler Technologies, Inc.(a)	758
50	Workday, Inc., Class A(a)	9,307

		108,438

	Specialized REITs – 0.1%
3	American Tower Corp.	613
6	Crown Castle, Inc.	739
1	Equinix, Inc.	724
32	VICI Properties, Inc.	1,086
18	Weyerhaeuser Co.	538

		3,700

	Specialty Retail – 0.4%
6	Asbury Automotive Group, Inc.(a)	1,161
17	Boot Barn Holdings, Inc.(a)	1,232
11	Dick’s Sporting Goods, Inc.	1,595
10	Five Below, Inc.(a)	1,974
9	Home Depot, Inc.	2,705
6	Lithia Motors, Inc.	1,325
4	Ross Stores, Inc.	427
24	TJX Cos., Inc.	1,892
11	Williams-Sonoma, Inc.	1,331

		13,642

	Technology Hardware, Storage & Peripherals – 0.4%
80	Apple, Inc.	13,574
39	Hewlett Packard Enterprise Co.	558
22	HP, Inc.	654

		14,786

	Textiles, Apparel & Luxury Goods – 0.3%
10	Crocs, Inc.(a)	1,237
5	Deckers Outdoor Corp.(a)	2,396
26	NIKE, Inc., Class B	3,295
21	PVH Corp.	1,802
304	Under Armour, Inc., Class A(a)	2,696
145	Under Armour, Inc., Class C(a)	1,166

		12,592

Shares	Description	Value (†)

Common Stocks – continued
	Trading Companies & Distributors – 0.1%
11	GATX Corp.	$1,253
8	Watsco, Inc.	2,771

		4,024

	Water Utilities – 0.1%
16	American States Water Co.	1,420
7	American Water Works Co., Inc.	1,038
36	Essential Utilities, Inc.	1,537

		3,995

	Total Common Stocks (Identified Cost $1,236,779)	1,225,800

Principal Amount

Bonds and Notes – 19.7%
	Apartment REITs – 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,371

	Automotive – 0.4%
7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,774
3,000	Lear Corp., 4.250%, 5/15/2029	2,867
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,274

		14,915

	Banking – 3.3%
7,000	American Express Co., 3.700%, 8/03/2023	6,966
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,540
6,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	5,923
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,936
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,085
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,918
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,794
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,861
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,330
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,673
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,865
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,443

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$8,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	$7,485
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,886
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,882
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,894
6,000	State Street Corp., 2.400%, 1/24/2030	5,222
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,969
8,000	Truist Bank, 3.200%, 4/01/2024	7,826
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,676

		125,174

	Brokerage – 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,092
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,708

		12,800

	Building Materials – 0.3%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,397
8,000	Owens Corning, 3.950%, 8/15/2029	7,607

		13,004

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,832

	Diversified Manufacturing – 0.3%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,658
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,435

		13,093

	Electric – 1.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,465
7,000	Duke Energy Corp., 3.750%, 4/15/2024	6,886
9,000	Entergy Corp., 0.900%, 9/15/2025	8,199
5,000	Exelon Corp., 4.050%, 4/15/2030	4,800

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$6,791
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,788
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,394
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,802

		44,125

	Environmental – 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,813
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,535

		6,348

	Finance Companies – 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,706
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,325

		8,031

	Food & Beverage – 0.8%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,185
9,000	General Mills, Inc., 4.000%, 4/17/2025	8,889
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,664
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,176

		28,914

	Government Owned - No Guarantee – 0.5%
6,000	Equinor ASA, 3.625%, 4/06/2040	5,204
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	15,525

		20,729

	Health Care REITs – 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,197

	Health Insurance – 0.4%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,897
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,719

		14,616

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – 0.5%
$4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$3,910
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,975
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,846
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,758
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,487

		18,976

	Integrated Energy – 0.4%
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,791
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,315

		17,106

	Life Insurance – 0.2%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,005
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,497

		8,502

	Mortgage Related – 5.3%
4,721	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,929
33,123	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	28,695
22,695	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	20,394
17,312	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	16,088
956	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	914
40,474	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	33,746
30,112	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	26,090
36,958	Federal National Mortgage Association, 3.000%, with various maturities from 2035 to 2052(b)	33,451
20,773	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	19,371
10,863	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	10,392
1,326	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	1,318
9,557	Government National Mortgage Association, 3.000%, 6/20/2052	8,719

		203,107

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Natural Gas – 0.2%
$9,000	NiSource, Inc., 0.950%, 8/15/2025	$8,264

	Office REITs – 0.5%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,719
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,457
9,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	6,797

		18,973

	Other REITs – 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	3,958

	Pharmaceuticals – 0.5%
10,000	AbbVie, Inc., 3.600%, 5/14/2025	9,770
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,553
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,783
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,381

		18,487

	Property & Casualty Insurance – 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,770

	Railroads – 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	8,507

	Restaurants – 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,785

	Retail REITs – 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,815
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,371

		5,186

	Retailers – 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,810
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,863

		10,673

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – 1.1%
$9,000	Apple, Inc., 2.500%, 2/09/2025	$8,731
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,651
5,000	Intel Corp., 2.450%, 11/15/2029	4,409
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,718
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,585
7,000	Oracle Corp., 2.950%, 5/15/2025	6,745
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,259

		43,098

	Treasuries – 1.3%
13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	7,578
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,574
15,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	12,813
13,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	11,364
6,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	5,237
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	7,012

		49,578

	Utility Other – 0.2%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,872

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,618

	Wirelines – 0.2%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,237
7,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	7,045

		9,282

	Total Bonds and Notes (Identified Cost $837,339)	759,891

Shares

Exchange-Traded Funds – 4.2%
2,183	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $153,389)	161,084

Shares	Description	Value (†)

Mutual Funds – 5.6%
4,424	WCM Focused Emerging Markets Fund, Institutional Class	$57,736
7,212	WCM Focused International Growth Fund, Institutional Class	157,646

	Total Mutual Funds (Identified Cost $234,797)	215,382

Affiliated Mutual Funds – 36.7%
47,395	Loomis Sayles Inflation-Protected Securities Fund, Class N	472,057
36,569	Loomis Sayles Limited Term Government and Agency Fund, Class N	394,945
47,019	Mirova Global Green Bond Fund, Class N	388,847
13,349	Mirova International Sustainable Equity Fund, Class N	157,921

	Total Affiliated Mutual Funds (Identified Cost $1,536,283)	1,413,770

Principal Amount

Short-Term Investments – 2.6%
$98,830	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $98,847 on 5/01/2023 collateralized by $91,800 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $100,981 including accrued interest(d) (Identified Cost $98,830)	98,830

	Total Investments – 100.7% (Identified Cost $4,097,417)	3,874,757
	Other assets less liabilities – (0.7)%	(28,303)

	Net Assets – 100.0%	$3,846,454

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $8,324 or 0.2% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$488,752	$39,393	$61,270	$(11,305)	$16,487	$472,057	47,395	$1,585
Loomis Sayles Limited Term Government and Agency Fund, Class N	417,500	26,685	50,108	(1,867)	2,735	394,945	36,569	3,688
Mirova Global Green Bond Fund, Class N	411,402	28,504	50,825	(8,942)	8,708	388,847	47,019	—
Mirova International Sustainable Equity Fund, Class N	180,108	4,433	30,339	(1,673)	5,392	157,921	13,349	257

	$1,497,762	$99,015	$192,542	$(23,787)	$33,322	$1,413,770	144,332	$5,530

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,225,800	$—	$—	$1,225,800
Bonds and Notes*	—	759,891	—	759,891
Exchange-Traded Funds	161,084	—	—	161,084
Mutual Funds	215,382	—	—	215,382
Affiliated Mutual Funds	1,413,770	—	—	1,413,770
Short-Term Investments	—	98,830	—	98,830

Total	$3,016,036	$858,721	$—	$3,874,757

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Fixed Income	52.3%
Equity	45.8
Short-Term Investments	2.6

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%